SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES, INCLUDED IN TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 46	$ 33
Due from related party	1,623	199
Investment	186	321
Total	1,809	520
Directors and Officers Company [Member]
IfrsStatementLineItems [Line Items]
Total	46	28
Related Company [Member]
IfrsStatementLineItems [Line Items]
Total		$ 5